SEGMENT REPORTING	12 Months Ended
Sep. 30, 2015
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 15—SEGMENT REPORTING:

As of September 30, 2015, the Authority owns and operates, either directly or through wholly-owned subsidiaries, Mohegan Sun, the Connecticut Sun franchise and the Mohegan Sun Golf Club, and has partnered with an unrelated third-party to own and operate the New England Black Wolves franchise (collectively, the “Connecticut Facilities”), and the Pennsylvania Facilities. Substantially all of the Authority’s revenues are derived from these operations. The Connecticut Sun franchise, the Mohegan Sun Golf Club and the New England Black Wolves franchise are aggregated with the Mohegan Sun operating segment because these operations all share similar economic characteristics, which is to generate gaming and entertainment revenues by attracting patrons to Mohegan Sun. The Authority’s executive officers review and assess the performance and operating results and determine the proper allocation of resources to the Connecticut Facilities and the Pennsylvania Facilities on a separate basis. Accordingly, the Authority has two separate reportable segments: (1) Mohegan Sun, which includes the operations of the Connecticut Facilities and (2) Mohegan Sun Pocono, which includes the operations of the Pennsylvania Facilities. The Authority’s operations related to investments in unconsolidated affiliates and certain other Corporate and management operations have not been identified as separate reportable segments; therefore, these operations are included in Corporate and other in the following segment disclosures to reconcile to consolidated results.

	For the Fiscal Years Ended
(in thousands)	September 30, 2015	September 30, 2014	September 30, 2013
Net revenues:
Mohegan Sun	$994,010	$995,100	$1,042,078
Mohegan Sun Pocono	295,135	296,578	296,648
Corporate and other	7,567	5,391	1,302
Inter-segment revenues	(5,092)	(4,351)	—

Total	$1,291,620	$1,292,718	$1,340,028
Income (loss) from operations:
Mohegan Sun	$212,211	$181,325	$212,680
Mohegan Sun Pocono	45,817	36,956	43,763
Corporate and other	(24,853)	(36,873)	(26,937)

Total	233,175	181,408	229,506
Accretion of discount to the relinquishment liability	(227)	(2,205)	(4,974)
Interest income	7,983	7,066	6,271
Interest expense, net of capitalized interest	(143,876)	(147,933)	(170,150)
Loss on early extinguishment of debt	(3,987)	(62,041)	(11,516)
Other expense, net	(929)	(853)	(1,595)

Net income (loss)	92,139	(24,558)	47,542
Loss attributable to non-controlling interests	2,255	380	2,784

Net income (loss) attributable to Mohegan Tribal Gaming Authority	$94,394	$(24,178)	$50,326

	For the Fiscal Years Ended
(in thousands)	September 30, 2015	September 30, 2014	September 30, 2013
Capital expenditures incurred:
Mohegan Sun	$24,521	$19,518	$27,652
Mohegan Sun Pocono	5,448	3,946	4,673
Corporate and other	55	9,164	33,728

Total	$30,024	$32,628	$66,053

(in thousands)	September 30, 2015	September 30, 2014
Total assets:
Mohegan Sun	$1,332,458	$1,368,352
Mohegan Sun Pocono	555,449	551,655
Corporate and other	132,226	115,524

Total	$2,020,133	$2,035,531